Condensed Consolidated Interim Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Income Statement [Abstract]
Revenues	$ 336,205	$ 300,084	$ 958,022	$ 838,395
Cost of services	(282,794)	(254,961)	(808,530)	(734,160)
Gross profit	53,411	45,123	149,492	104,235
Selling, general and administrative expenses (excluding Amortization)	(13,270)	(12,292)	(41,290)	(37,015)
Amortization	(4,693)	(4,694)	(14,080)	(14,082)
Operating income	35,448	28,137	94,122	53,138
Interest expense, net	(9,933)	(12,081)	(29,976)	(34,067)
Other income, net	394	1,423	1,199	2,287
Income before income tax	25,909	17,479	65,345	21,358
Income tax expense	(5,291)	(2,748)	(15,872)	(11,039)
Net income	$ 20,618	$ 14,731	$ 49,473	$ 10,319
Weighted average shares outstanding:
Basic	95,428,253	94,951,275	95,310,346	94,664,725
Diluted	95,653,958	94,951,275	95,524,758	94,664,725
Earnings per share (Note 9):
Basic	$ 0.22	$ 0.16	$ 0.52	$ 0.11
Diluted	$ 0.22	$ 0.16	$ 0.52	$ 0.11